Trade and Bills Receivables - Analysis of Impairment of Doubtful Receivables (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Reconciliation of changes in allowance account for credit losses of financial assets [Abstract]
Beginning balance	¥ 54,634	$ 8,632	¥ 51,288
Charge/(credit) to consolidated statement of profit or loss	(10,854)	(1,715)	3,696
Written off	(5)	(1)	(346)
Translation differences			(4)
Ending balance	¥ 43,775	$ 6,916	¥ 54,634